Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued payroll	$ 2,867	$ 2,027	$ 3,386
Accrued vacation	3,113	2,797	2,717
Accrued bonus	1,725	6,502	5,828
Other accrued expenses	10,806	10,951	6,235
Total accrued liabilities	$ 18,511	$ 22,277	$ 18,166